Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share [Text block]
Philips Group
Earnings per share
in millions of EUR unless otherwise stated [1] )
2015 - 2017
	2015		2016		2017
Income from continuing operations		160		831		1,028
Income (loss) attributable to non-controlling interest		14		43		214
Income from continuing operations attributable to shareholders		146		788		814
Income from Discontinued operations		479		660		843
Net income attributable to shareholders		624		1,448		1,657

Weighted average number of common shares outstanding (after deduction of treasury shares) during the year		916,086,943		918,015,863		928,797,650
Plus incremental shares from assumed conversions of:
Options	3,565,682		2,456,616		3,161,267
Performance shares	2,479,923		6,985,509		10,757,785
Restricted share rights	1,491,960		1,331,163		2,008,162
Forward contracts					407,193
Dilutive potential common shares		7,537,565		10,773,289		16,334,406
Diluted weighted average number of shares (after deduction of treasury shares) during the year		923,624,508		928,789,152		945,132,056

Basic earnings per common share in EUR [2] )
Income from continuing operations		0.17		0.90		1.11
Income from Discontinued operations		0.52		0.72		0.91
Income from continuing operations attributable to shareholders		0.16		0.86		0.88
Net income attributable to shareholders		0.68		1.58		1.78

Diluted earnings per common share in EUR [2] , [3] )
Income from continuing operations		0.17		0.89		1.09
Income from Discontinued operations		0.52		0.71		0.89
Income from continuing operations attributable to shareholders		0.16		0.85		0.86
Net income attributable to shareholders		0.68		1.56		1.75

Dividend distributed per common share in euros		0.80		0.80		0.80
1)Shareholders in this table refer to shareholders of Koninklijke Philips N.V.
2)In 2017, 2016 and 2015, respectively 0 million, 9 million and 12 million securities that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been antidilutive for the periods presented
3)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive